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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   [MARCH 31, 2003]

Check here if Amendment  [ ]                     Amendment No.:    _______
         This Amendment (Check only one):        [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             [PEGASUS INVESTMENTS, INC.]
Address:          [141 PORTLAND STREET, SUITE 300]
                  [BOSTON, MA 02114]

Form 13F File Number:       [       ]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    [BRIAN M.O. KOPPERL]
Title:   [MANAGING DIRECTOR ]
Phone:   [(617) 367-8500    ]

Signature, place and date of signing:

/s/  [BRIAN M.O. KOPPERL]  [BOSTON, MA               ]                 [5/7/03]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0


Form 13F Infomation Table Entry Total:               24
                                                     --

Form 13F Information Table Value Total:              $36,360 (in thousands)
                                                     -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.















                                      -2-


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
COLUMN 1                    COLUMN 2     COLUMN 3    COLUMN 4  COLUMN 5          COLUMN 6  COLUMN 7           COLUMN 8

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                                                                           SH/
                                                                           PUT/
                            TITLE OF                  VALUE     SHRS OR    PRN   INVSTMT    OTHER          VOTONG AUTHORITY
NAME OF ISSUER                CLASS       CUSIP      (X1000)    PRN AMT    CALL  DSCRETN   MANAGERS    SOLE       SHARED      NONE

----------------------------------------------------------------------------------------------------------------------------------


       3TEC ENERGY CORP        COM       88575R308     3290      218467     SH    SOLE                 218467

         AIRBORNE INC          OPT       0092699K9      81          400    CALL   SOLE                    400

 BANK UTD CORP LITIGATN CONT  RIGHT      65416117       15       128142     SH    SOLE                 128142

     BANKNORTH GROUP INC.      COM       06646R107      231       10601     SH    SOLE                 10601

          BB&T CORP            OPT       0549379I0      10          164    CALL   SOLE                   164

 DREYERS GRAND ICE CREAM INC   COM       261878102     2775       40037     SH    SOLE                 40037

       F & M BANCORP MD        COM       302367107      980       22259     SH    SOLE                 22259

    FIRST BELL BANCORP INC     COM       319301107     1804       68758     SH    SOLE                 68758

   FLORIDAFIRST BANCORP INC    COM       343258109     1043       48195     SH    SOLE                 48195

   FRANKLIN FINL CORP TENN     COM       353523202      582       20000     SH    SOLE                 20000

GUCCI GROUP N V                COM       401566104     1013       10633     SH    SOLE                 10633

  INSIGNIA FINL GROUP INC      COM       45767A105     1268      115895     SH    SOLE                 115895

    OCEAN ENERGY INC DEL       COM       6.75E+109     1991       99572     SH    SOLE                 99572

 P & O PRINCESS CRUISES PLC    ADR       693070104     4444      166627     SH    SOLE                166627

  PANAMERICAN BEVERAGE INC     COM       P74823108      503       23224     SH    SOLE                23224

     PANAMSAT CORP NEW         COM       697933109      297       21000     SH    SOLE                21000

       PHARMACIA CORP          COM       71713U102     4983      115089     SH    SOLE                115089

       PIXELWORKS INC          COM       72581M107      864      157102     SH    SOLE                157102

QUINTILES TRANSNATIONAL CORP   COM       748767100     1859      152880     SH    SOLE                152880

         SCIOS INC             COM       808905103     2611      59255      SH    SOLE                59255

      SPORTS AUTH INC          COM       849176102     1947      279005     SH    SOLE                279005

    VEECO INSTRS INC DEL       COM       922417100      833       53952     SH    SOLE                53952

WALLACE COMPUTER SERVICES IN   COM       932270101     1440       57826     SH    SOLE                57826

    WHITMAN ED GROUP INC       COM       966524100     1496      110000     SH    SOLE               110000
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